Inverse NASDAQ-100 2x Strategy Fund Expense Example - Class A and Class C [Member] - Inverse NASDAQ-100 2x Strategy Fund	Mar. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 366
Expense Example, with Redemption, 3 Years	838
Expense Example, with Redemption, 5 Years	1,436
Expense Example, with Redemption, 10 Years	3,054
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	659
Expense Example, with Redemption, 3 Years	1,061
Expense Example, with Redemption, 5 Years	1,489
Expense Example, with Redemption, 10 Years	$ 2,675